Investment Objectives and Goals - Essential 40 Stock ETF	Sep. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Essential 40 Stock ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The primary investment objective of the Essential 40 Stock ETF (the “Fund”) is to seek to track, before fees and expenses, the performance of the Essential 40 Stock Index.